Stockholders' Equity - Fair Value of Employee Stock Purchase Plan (Parenthetical) (Details)	Mar. 31, 2023 Participant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Participants enrolled into the employee stock purchase plan	0
2016 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Participants enrolled into the employee stock purchase plan	0